Document and Entity Information - 20-F	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	Sea Limited
Entity Central Index Key	0001703399
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-38237
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Fusionopolis Place, #17-10
Entity Address, City or Town	Galaxis
Entity Address, Country	SG
Entity Address, Postal Zip Code	138522
Title of 12(b) Security	American Depositary Shares, each representing one Class A ordinary share, par value US$0.0005 per share
Trading Symbol	SE
Security Exchange Name	NYSE
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1 Fusionopolis Place, #17-10
Entity Address, City or Town	Galaxis
Entity Address, Country	SG
Entity Address, Postal Zip Code	138522
City Area Code	6270
Local Phone Number	8100
Contact Personnel Name	Yanjun Wang, Esq.
Contact Personnel Email Address	wangy@seagroup.com
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	311,068,949
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	152,175,703